Business combinations	12 Months Ended
Mar. 31, 2017
Business combinations

25.    Business combinations:

Acquisition of Lux e-shelter 1 S.a.r.l. (“e-shelter”)

On June 22, 2015, NTT Communications acquired 86.7% of the outstanding shares of e-shelter, a German data center services provider, for ¥98,096 million. The acquisition is intended to strengthen NTT’s ability to provide global seamless ICT solutions in response to the demand for cloud and data center services in Europe. This business combination has been accounted for by applying the acquisition method. The fair values of the assets acquired and liabilities assumed, as well as the resulting goodwill and redeemable noncontrolling interests recognized as of the acquisition date were ¥130,829 million, ¥91,427 million, ¥70,422 million and ¥11,728 million, respectively.

Certain disclosures such as pro forma information are not provided due to the immateriality of this business combination.

Acquisitions of Dell Systems Corporation and Other Companies and IT Services-Related Businesses

On November 2, 2016 (U.S. time), NTT DATA acquired 100% of the outstanding shares of Dell Systems Corporation, Dell Technology & Solutions Limited, and Dell Services Pte. Ltd., and 100% of the equity interests of U.S. Services L.L.C., from Dell Inc., through three of its subsidiaries including NTT DATA, Inc., and these companies became its consolidated subsidiaries. In addition, NTT DATA acquired Dell Group’s IT services-related businesses, mainly located in North America, through three of its subsidiaries including NTT DATA, Inc. (“NTT DATA Services department*1”). The total acquisition cost for these acquisitions was ¥317,179 million in cash.

Through these acquisitions, NTT DATA intends to expand its business in various industries in North America and enhance its cloud services and BPO services using cutting-edge technology.

The costs associated with this acquisition in the amount of ¥4,338 million are included in “Selling, general and administrative expenses” in the consolidated statements of income.

These acquisitions will be recorded in accordance with the acquisition method. However, as neither the identification of identifiable assets and liabilities nor the calculation of fair value had been completed as of the fiscal year ended March 31, 2017, NTT provisionally accounted for the acquisitions on the basis of reasonable information available currently.

*1	“NTT DATA Services department” is the collective term of Dell Systems Corporation, Dell Technology & Solutions Limited, Dell Services Pte. Ltd. and Dell Group’s IT services-related businesses.

The provisional amount of assets acquired and liabilities assumed by NTT on the date of acquisitions as follows:

November 2, 2016
Millions of yen
Current assets	¥52,415
Property, plant and equipment	47,306
Intangible assets and Other	103,443

Total assets acquired	203,164

Current liabilities	21,210
Long-term liabilities	14,446

Total liabilities assumed	35,656

Total net assets acquired	167,508

Goodwill	149,671

Acquisition cost	¥317,179

The recognized goodwill represents a reasonable estimate of the expected synergies of the NTT DATA Services department from its future business expansion and is recorded in the data communications business segment. A portion of the goodwill is expected to be deductible for tax purposes.

Operating revenues and income before income taxes from NTT DATA Services department that were included in the consolidated financial statements for the fiscal year ended March 31, 2017 were ¥70,273 million and ¥760 million, respectively. The results of operation of NTT DATA Services department are consolidated with NTT Group with a two-month lag period. Therefore, the consolidated statements of income for NTT Group for the fiscal year ended March 31, 2017 reflect the results of operation for NTT DATA Services department for the period from the acquisition date to January 31, 2017.

The table below shows unaudited pro forma financial information for NTT Group as adjusted to include NTT DATA Services department as if it had been consolidated from April 1, 2015. NTT Group’s operating revenues, income before income taxes, net income attributable to NTT and earnings per share for the fiscal years ended March 31, 2016 and 2017, on an unaudited pro forma basis as adjusted to include NTT DATA Services department, were as follows:

	2016	2017
	Millions of yen
Operating revenues	¥11,882,318	¥11,615,994
Income before income taxes	¥1,335,863	¥1,540,903
Net income attributable to NTT	740,133	804,892
Earnings per share (Yen)	351.48	393.27